Related Parties - Summary of Balances and Transactions (Details) - Associates And Joint Ventures In Which BBVA And Caixabank Hold Interest - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Receivables from associates and joint ventures for current operations	€ 7	€ 6
Payables to associates and joint ventures	7	36
Revenue from operations with associates and joint ventures	13	13
Expenses from operations with associates and joint ventures	7	9
Finance cost from operations with associates and joint ventures	€ 1	€ 1